Stock-based Compensation (Options Assumptions) (Details) - Stock Option Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions
Grant price (in dollars per share)	$ 152.84	$ 133.56	$ 126.13
Expected stock price volatility	21.00%	21.00%	19.00%
Expected term (years)	5 years 7 months 6 days	5 years 9 months 18 days	5 years 8 months 12 days
Risk-free interest rate	1.72%	0.48%	1.26%
Dividend rate (in dollars per share)	$ 2.93	$ 2.46	$ 2.30
Weighted-average grant date fair value (in dollars per share)	$ 27.00	$ 20.50	$ 19.09